Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Interest expense	$ 21,183	$ 22,223
Depreciation and amortization	25,709	26,982
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	1,981	2,147
Depreciation and amortization	$ 6,049	$ 7,519